Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Property, Plant and Equipment [Line Items]
Depreciation expenses			$ 10,300	$ 12,200		$ 12,400
Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 6,815	$ 5,293			$ 7,028		$ 6,808